Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RYDEX DYNAMIC FUNDS
Entity Central Index Key	0001092720
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Dow 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Dow 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$182	1.77%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 5.10%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.40% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, health care, and consumer staples. Those that detracted the most were materials, and communication services. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., UnitedHealth Group, Inc., and Visa, Inc. – Class A. Those that detracted the most were Sherwin-Williams Co., Merck & Company, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	5.10%	25.01%	15.16%
Class A (with sales charge)†	0.11%	23.80%	14.60%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones Industrial Average	7.40%	16.20%	11.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 50,312,057
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 389,934
Investment Company, Portfolio Turnover	1015.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$50,312,057
Total Number of Portfolio Holdings	38
Portfolio Turnover Rate	1,015%
Total Advisory Fees Paid	$389,934

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Goldman Sachs Group, Inc.	7.1%
UnitedHealth Group, Inc.	6.8%
Microsoft Corp.	4.9%
Home Depot, Inc.	4.7%
Visa, Inc. — Class A	4.5%
Sherwin-Williams Co.	4.5%
Caterpillar, Inc.	4.3%
McDonald's Corp.	4.0%
Amgen, Inc.	4.0%
American Express Co.	3.5%
Top 10 Total	48.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Goldman Sachs Group, Inc.	7.1%
UnitedHealth Group, Inc.	6.8%
Microsoft Corp.	4.9%
Home Depot, Inc.	4.7%
Visa, Inc. — Class A	4.5%
Sherwin-Williams Co.	4.5%
Caterpillar, Inc.	4.3%
McDonald's Corp.	4.0%
Amgen, Inc.	4.0%
American Express Co.	3.5%
Top 10 Total	48.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Dow 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$258	2.53%

Expenses Paid, Amount	$ 258
Expense Ratio, Percent	2.53%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 4.32%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.40% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, health care, and consumer staples. Those that detracted the most were materials, and communication services. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., UnitedHealth Group, Inc., and Visa, Inc. – Class A. Those that detracted the most were Sherwin-Williams Co., Merck & Company, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	4.32%	24.09%	14.32%
Class C (with CDSC)‡	3.32%	24.09%	14.32%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones Industrial Average	7.40%	16.20%	11.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 50,312,057
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 389,934
Investment Company, Portfolio Turnover	1015.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$50,312,057
Total Number of Portfolio Holdings	38
Portfolio Turnover Rate	1,015%
Total Advisory Fees Paid	$389,934

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Goldman Sachs Group, Inc.	7.1%
UnitedHealth Group, Inc.	6.8%
Microsoft Corp.	4.9%
Home Depot, Inc.	4.7%
Visa, Inc. — Class A	4.5%
Sherwin-Williams Co.	4.5%
Caterpillar, Inc.	4.3%
McDonald's Corp.	4.0%
Amgen, Inc.	4.0%
American Express Co.	3.5%
Top 10 Total	48.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Goldman Sachs Group, Inc.	7.1%
UnitedHealth Group, Inc.	6.8%
Microsoft Corp.	4.9%
Home Depot, Inc.	4.7%
Visa, Inc. — Class A	4.5%
Sherwin-Williams Co.	4.5%
Caterpillar, Inc.	4.3%
McDonald's Corp.	4.0%
Amgen, Inc.	4.0%
American Express Co.	3.5%
Top 10 Total	48.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Dow 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$182	1.77%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 5.09%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.40% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, health care, and consumer staples. Those that detracted the most were materials, and communication services. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., UnitedHealth Group, Inc., and Visa, Inc. – Class A. Those that detracted the most were Sherwin-Williams Co., Merck & Company, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	5.09%	25.00%	15.16%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones Industrial Average	7.40%	16.20%	11.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 50,312,057
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 389,934
Investment Company, Portfolio Turnover	1015.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$50,312,057
Total Number of Portfolio Holdings	38
Portfolio Turnover Rate	1,015%
Total Advisory Fees Paid	$389,934

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Goldman Sachs Group, Inc.	7.1%
UnitedHealth Group, Inc.	6.8%
Microsoft Corp.	4.9%
Home Depot, Inc.	4.7%
Visa, Inc. — Class A	4.5%
Sherwin-Williams Co.	4.5%
Caterpillar, Inc.	4.3%
McDonald's Corp.	4.0%
Amgen, Inc.	4.0%
American Express Co.	3.5%
Top 10 Total	48.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Goldman Sachs Group, Inc.	7.1%
UnitedHealth Group, Inc.	6.8%
Microsoft Corp.	4.9%
Home Depot, Inc.	4.7%
Visa, Inc. — Class A	4.5%
Sherwin-Williams Co.	4.5%
Caterpillar, Inc.	4.3%
McDonald's Corp.	4.0%
Amgen, Inc.	4.0%
American Express Co.	3.5%
Top 10 Total	48.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Dow 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse Dow 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$170	1.75%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -5.55%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.40% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, health care, and consumer staples. Those that detracted the most were materials, and communication services. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., UnitedHealth Group, Inc., and Visa, Inc. – Class A. Those that detracted the most were Sherwin-Williams Co., Merck & Company, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-5.55%	-27.07%	-23.63%
Class A (with sales charge)†	-10.05%	-27.77%	-24.00%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones Industrial Average	7.40%	16.20%	11.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 4,659,248
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 34,350
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$4,659,248
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$34,350

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Dow 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse Dow 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$237	2.45%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.45%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -6.28%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.40% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, health care, and consumer staples. Those that detracted the most were materials, and communication services. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., UnitedHealth Group, Inc., and Visa, Inc. – Class A. Those that detracted the most were Sherwin-Williams Co., Merck & Company, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-6.28%	-27.62%	-24.20%
Class C (with CDSC)‡	-7.18%	-27.62%	-24.20%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones Industrial Average	7.40%	16.20%	11.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 4,659,248
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 34,350
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$4,659,248
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$34,350

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Dow 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse Dow 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$171	1.76%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -5.58%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 7.40% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, health care, and consumer staples. Those that detracted the most were materials, and communication services. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., UnitedHealth Group, Inc., and Visa, Inc. – Class A. Those that detracted the most were Sherwin-Williams Co., Merck & Company, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-5.58%	-27.08%	-23.63%
S&P 500 Index	8.25%	18.59%	12.50%
Dow Jones Industrial Average	7.40%	16.20%	11.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 4,659,248
Holdings Count | shares	7
Advisory Fees Paid, Amount	$ 34,350
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$4,659,248
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$34,350

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	NASDAQ-100® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$175	1.74%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 1.05%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	1.05%	31.21%	25.18%
Class A (with sales charge)†	-3.75%	29.94%	24.57%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 811,227,387
Holdings Count | shares	113
Advisory Fees Paid, Amount	$ 8,264,458
Investment Company, Portfolio Turnover	383.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$811,227,387
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	383%
Total Advisory Fees Paid	$8,264,458

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	7.1%
Microsoft Corp.	5.9%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. — Class A	2.7%
Costco Wholesale Corp.	2.2%
Netflix, Inc.	2.1%
Tesla, Inc.	2.0%
Alphabet, Inc. — Class A	1.9%
Top 10 Total	36.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	7.1%
Microsoft Corp.	5.9%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. — Class A	2.7%
Costco Wholesale Corp.	2.2%
Netflix, Inc.	2.1%
Tesla, Inc.	2.0%
Alphabet, Inc. — Class A	1.9%
Top 10 Total	36.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	NASDAQ-100® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$250	2.50%

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.50%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 0.31%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	0.31%	30.20%	24.23%
Class C (with CDSC)‡	-0.63%	30.20%	24.23%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 811,227,387
Holdings Count | shares	113
Advisory Fees Paid, Amount	$ 8,264,458
Investment Company, Portfolio Turnover	383.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$811,227,387
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	383%
Total Advisory Fees Paid	$8,264,458

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	7.1%
Microsoft Corp.	5.9%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. — Class A	2.7%
Costco Wholesale Corp.	2.2%
Netflix, Inc.	2.1%
Tesla, Inc.	2.0%
Alphabet, Inc. — Class A	1.9%
Top 10 Total	36.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	7.1%
Microsoft Corp.	5.9%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. — Class A	2.7%
Costco Wholesale Corp.	2.2%
Netflix, Inc.	2.1%
Tesla, Inc.	2.0%
Alphabet, Inc. — Class A	1.9%
Top 10 Total	36.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	NASDAQ-100® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$175	1.74%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 1.05%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	1.05%	31.21%	25.18%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 811,227,387
Holdings Count | shares	113
Advisory Fees Paid, Amount	$ 8,264,458
Investment Company, Portfolio Turnover	383.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$811,227,387
Total Number of Portfolio Holdings	113
Portfolio Turnover Rate	383%
Total Advisory Fees Paid	$8,264,458

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	7.1%
Microsoft Corp.	5.9%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. — Class A	2.7%
Costco Wholesale Corp.	2.2%
Netflix, Inc.	2.1%
Tesla, Inc.	2.0%
Alphabet, Inc. — Class A	1.9%
Top 10 Total	36.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	7.1%
Microsoft Corp.	5.9%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. — Class A	2.7%
Costco Wholesale Corp.	2.2%
Netflix, Inc.	2.1%
Tesla, Inc.	2.0%
Alphabet, Inc. — Class A	1.9%
Top 10 Total	36.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$180	1.90%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -10.05%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-10.05%	-38.05%	-34.49%
Class A (with sales charge)†	-14.35%	-38.64%	-34.81%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 15,950,257
Holdings Count | shares	13
Advisory Fees Paid, Amount	$ 258,938
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$15,950,257
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$258,938

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$249	2.63%

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	2.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -10.86%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-10.86%	-38.52%	-34.92%
Class C (with CDSC)‡	-11.68%	-38.52%	-34.92%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 15,950,257
Holdings Count | shares	13
Advisory Fees Paid, Amount	$ 258,938
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$15,950,257
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$258,938

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse NASDAQ-100® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$170	1.79%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -10.24%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 6.44% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were communication services, consumer discretionary, and information technology. The sector that detracted the most was real estate. The holdings that contributed the most to the return of the underlying index were Apple, Inc., Broadcom, Inc. and NVIDIA Corp. Those that detracted the most were Advanced Micro Devices, Inc., Microsoft Corp., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-10.24%	-38.04%	-34.48%
S&P 500 Index	8.25%	18.59%	12.50%
NASDAQ-100 Index	6.44%	20.76%	17.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 15,950,257
Holdings Count | shares	13
Advisory Fees Paid, Amount	$ 258,938
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$15,950,257
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$258,938

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Russell 2000® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$168	1.84%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -17.65%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. – Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-17.65%	15.20%	2.84%
Class A (with sales charge)†	-21.57%	14.08%	2.34%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 42,729,307
Holdings Count | shares	1,968
Advisory Fees Paid, Amount	$ 406,513
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$42,729,307
Total Number of Portfolio Holdings	1,968
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$406,513

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.5%
Sprouts Farmers Market, Inc.	0.2%
Insmed, Inc.	0.2%
FTAI Aviation Ltd.	0.1%
Corcept Therapeutics, Inc.	0.1%
SouthState Corp.	0.1%
Carpenter Technology Corp.	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
Top 10 Total	2.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.5%
Sprouts Farmers Market, Inc.	0.2%
Insmed, Inc.	0.2%
FTAI Aviation Ltd.	0.1%
Corcept Therapeutics, Inc.	0.1%
SouthState Corp.	0.1%
Carpenter Technology Corp.	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
Top 10 Total	2.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Russell 2000® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$236	2.60%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.60%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -18.26%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. – Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-18.26%	14.33%	2.07%
Class C (with CDSC)‡	-19.06%	14.33%	2.07%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 42,729,307
Holdings Count | shares	1,968
Advisory Fees Paid, Amount	$ 406,513
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$42,729,307
Total Number of Portfolio Holdings	1,968
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$406,513

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.5%
Sprouts Farmers Market, Inc.	0.2%
Insmed, Inc.	0.2%
FTAI Aviation Ltd.	0.1%
Corcept Therapeutics, Inc.	0.1%
SouthState Corp.	0.1%
Carpenter Technology Corp.	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
Top 10 Total	2.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.5%
Sprouts Farmers Market, Inc.	0.2%
Insmed, Inc.	0.2%
FTAI Aviation Ltd.	0.1%
Corcept Therapeutics, Inc.	0.1%
SouthState Corp.	0.1%
Carpenter Technology Corp.	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
Top 10 Total	2.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Russell 2000® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$168	1.84%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -17.74%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed, Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. – Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-17.74%	15.11%	2.76%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 42,729,307
Holdings Count | shares	1,968
Advisory Fees Paid, Amount	$ 406,513
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$42,729,307
Total Number of Portfolio Holdings	1,968
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$406,513

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.5%
Sprouts Farmers Market, Inc.	0.2%
Insmed, Inc.	0.2%
FTAI Aviation Ltd.	0.1%
Corcept Therapeutics, Inc.	0.1%
SouthState Corp.	0.1%
Carpenter Technology Corp.	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
Top 10 Total	2.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Vanguard Russell 2000 ETF	0.6%
iShares Russell 2000 Index ETF	0.5%
Sprouts Farmers Market, Inc.	0.2%
Insmed, Inc.	0.2%
FTAI Aviation Ltd.	0.1%
Corcept Therapeutics, Inc.	0.1%
SouthState Corp.	0.1%
Carpenter Technology Corp.	0.1%
Applied Industrial Technologies, Inc.	0.1%
Mueller Industries, Inc.	0.1%
Top 10 Total	2.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$182	1.75%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 8.00%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	8.00%	-31.35%	-21.89%
Class A (with sales charge)†	2.87%	-32.01%	-22.27%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 5,540,666
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 37,531
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$5,540,666
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$37,531

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-twenty reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$258	2.49%

Expenses Paid, Amount	$ 258
Expense Ratio, Percent	2.49%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 7.16%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	7.16%	-31.87%	-22.47%
Class C (with CDSC)‡	6.16%	-31.87%	-22.47%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 5,540,666
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 37,531
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$5,540,666
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$37,531

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-twenty reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Russell 2000® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$189	1.82%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 7.97%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 8.25% for the same period and outperforming the fund's secondary index, the Russell 2000 Index, which returned -4.01% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, consumer staples, and utilities. The sectors that detracted the most were health care, consumer discretionary, and energy. The holdings that contributed the most to the Sprouts Farmers Market, Inc., Insmed Inc., and Corcept Therapeutics, Inc. Those that detracted the most were Super Micro Computer, Inc., MicroStrategy, Inc. - Class A, and Atkore, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	7.97%	-31.51%	-22.00%
S&P 500 Index	8.25%	18.59%	12.50%
Russell 2000 Index	-4.01%	13.27%	7.25%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 5,540,666
Holdings Count | shares	8
Advisory Fees Paid, Amount	$ 37,531
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$5,540,666
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$37,531

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-twenty reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	S&P 500® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$180	1.74%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned 6.40%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	6.40%	29.42%	17.24%
Class A (with sales charge)†	1.35%	28.17%	16.67%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 180,862,111
Holdings Count | shares	516
Advisory Fees Paid, Amount	$ 1,849,856
Investment Company, Portfolio Turnover	1197.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$180,862,111
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	1,197%
Total Advisory Fees Paid	$1,849,856

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.7%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc. — Class A	2.2%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Broadcom, Inc.	1.4%
Alphabet, Inc. — Class C	1.3%
Tesla, Inc.	1.3%
Top 10 Total	28.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.7%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc. — Class A	2.2%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Broadcom, Inc.	1.4%
Alphabet, Inc. — Class C	1.3%
Tesla, Inc.	1.3%
Top 10 Total	28.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	S&P 500® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$256	2.49%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.49%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned 5.62%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	5.62%	28.46%	16.37%
Class C (with CDSC)‡	4.63%	28.46%	16.37%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 180,862,111
Holdings Count | shares	516
Advisory Fees Paid, Amount	$ 1,849,856
Investment Company, Portfolio Turnover	1197.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$180,862,111
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	1,197%
Total Advisory Fees Paid	$1,849,856

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.7%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc. — Class A	2.2%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Broadcom, Inc.	1.4%
Alphabet, Inc. — Class C	1.3%
Tesla, Inc.	1.3%
Top 10 Total	28.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.7%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc. — Class A	2.2%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Broadcom, Inc.	1.4%
Alphabet, Inc. — Class C	1.3%
Tesla, Inc.	1.3%
Top 10 Total	28.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	S&P 500® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$180	1.74%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned 6.39%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	6.39%	29.42%	17.23%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 180,862,111
Holdings Count | shares	516
Advisory Fees Paid, Amount	$ 1,849,856
Investment Company, Portfolio Turnover	1197.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$180,862,111
Total Number of Portfolio Holdings	516
Portfolio Turnover Rate	1,197%
Total Advisory Fees Paid	$1,849,856

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.7%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc. — Class A	2.2%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Broadcom, Inc.	1.4%
Alphabet, Inc. — Class C	1.3%
Tesla, Inc.	1.3%
Top 10 Total	28.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 3.31.25

Apple, Inc.	5.9%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.7%
Amazon.com, Inc.	3.2%
Meta Platforms, Inc. — Class A	2.2%
Berkshire Hathaway, Inc. — Class B	1.7%
Alphabet, Inc. — Class A	1.6%
Broadcom, Inc.	1.4%
Alphabet, Inc. — Class C	1.3%
Tesla, Inc.	1.3%
Top 10 Total	28.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500 2x Strategy Fund | Class A
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® 2x Strategy Fund
Class Name	Class A
Trading Symbol	RYTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$170	1.77%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class A shares) returned -7.76%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class A (without sales charge)	-7.76%	-30.96%	-25.13%
Class A (with sales charge)†	-12.14%	-31.63%	-25.50%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 10,616,589
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 130,869
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$10,616,589
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$130,869

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500 2x Strategy Fund | Class C
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® 2x Strategy Fund
Class Name	Class C
Trading Symbol	RYCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$240	2.51%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.51%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class C shares) returned -8.47%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class C (without CDSC)	-8.47%	-31.49%	-25.70%
Class C (with CDSC)‡	-9.31%	-31.49%	-25.70%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 10,616,589
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 130,869
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$10,616,589
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$130,869

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500 2x Strategy Fund | Class H
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® 2x Strategy Fund
Class Name	Class H
Trading Symbol	RYTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse S&P 500® 2x Strategy Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$169	1.75%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of April 1, 2024 to March 31, 2025, the fund (Class H shares) returned -7.41%, underperforming the fund's benchmark, the S&P 500 Index, which returned 8.25% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and communication services. The sector that detracted from performance was materials. The holdings that contributed the most to the return of the underlying index were Apple, Inc., NVIDIA Corp., and Tesla, Inc. Those that detracted the most were Microsoft Corp., Advanced Micro Devices, Inc., and Intel Corp. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 3.31.25
	One Year	Five Years	Ten Years
Class H	-7.41%	-30.90%	-25.10%
S&P 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 24, 2025
Net Assets	$ 10,616,589
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 130,869
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 3.31.25
Net Assets	$10,616,589
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	–%
Total Advisory Fees Paid	$130,869

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 3.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There was no difference in the aggregate value of assets as a result of this reverse split, and the increase in the net asset value of the fund was not considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since March 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by August 1, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.